Derivatives and Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value Measurements

Note 12 – Derivatives and Fair Value Measurements

Derivatives.    In managing its natural gas supply portfolios, Southwest has historically entered into fixed- and variable-price contracts, which qualify as derivatives. Additionally, Southwest utilizes fixed-for-floating swap contracts (“Swaps”) to supplement its fixed-price contracts. The fixed-price contracts, firm commitments to purchase a fixed amount of gas in the future at a fixed price, qualify for the normal purchases and normal sales exception that is allowed for contracts that are probable of delivery in the normal course of business, and are exempt from fair value reporting. The variable-price contracts have no significant market value. The Swaps are recorded at fair value.

As part of the most recent Nevada Annual Rate Adjustment and associated stipulation in Nevada, the Company decided to suspend further swaps and fixed-price purchases pursuant to the Volatility Mitigation Program for its Nevada service territories. The decision will not impact previously executed purchase arrangements. The Company, along with its regulators, will continue to evaluate this strategy in light of prevailing or anticipated changing market conditions.

The fixed-price contracts and Swaps are utilized by Southwest under its volatility mitigation programs to effectively fix the price on a portion (for the 2013/2014 heating season, ranging from 25% to 35%, depending on the jurisdiction) of its natural gas supply portfolios. The maturities of the Swaps highly correlate to forecasted purchases of natural gas, during time frames ranging from January 2014 through March 2016. Under such contracts, Southwest pays the counterparty a fixed rate and receives from the counterparty a floating rate per MMBtu (“dekatherm”) of natural gas. Only the net differential is actually paid or received. The differential is calculated based on the notional amounts under the contracts, which are detailed in the table below (thousands of dekatherms):

	December 31, 2013	December 31, 2012
Contract notional amounts	13,571	14,579

Southwest does not utilize derivative financial instruments for speculative purposes, nor does it have trading operations.

The following table sets forth the gains and (losses) recognized on the Company’s Swaps (derivatives) for the years ended December 31, 2013, 2012, and 2011 and their location in the Consolidated Statements of Income (thousands of dollars):

Gains (losses) recognised in income for derivatives not designated as hedging instruments:

(Thousands of dollars)

Instrument	Location of Gain or (Loss) Recognized in Income on Derivative	2013		2012		2011
Swaps	Net cost of gas sold	$976		$(4,854)		$(18,201)
Swaps	Net cost of gas sold	(976	)*	4,854	*	18,201	*

Total		$—		$—		$—

* Represents the impact of regulatory deferral accounting treatment under U.S. GAAP for rate-regulated entities.

In January 2010, Southwest entered into two FSIRS (both, designated cash flow hedges) to partially hedge the risk of interest rate variability during the period leading up to the planned issuance of fixed-rate debt to replace maturing debt. The first FSIRS terminated in December 2010. The second FSIRS had a notional amount of $100 million and terminated in March 2012 concurrent with the related issuance of $250 million of 3.875% 10-year senior notes. At settlement of the second FSIRS, Southwest paid an aggregate $21.8 million to the counterparties. No gain or loss (ineffective portion) was recognized in income for either FSIRS during any period, including the period presented in the following table.

Gains (losses) recognised in other comprehensive income for derivatives designated as cash flow hedging instruments:

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
(Thousands of dollars)
Amount of gain/(loss) realized/unrealized on FSIRS recognized in other comprehensive income on derivative	$—	$2,959	$(17,958)

The following table sets forth the fair values of the Company’s Swaps and their location in the Consolidated Balance Sheets (thousands of dollars):

Fair values of derivatives not designated as hedging instruments:

December 31, 2013 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$257	$(77)	$180
Swaps	Prepaids and other current assets	1,054	(253)	801
Swaps	Other current liabilities	126	(282)	(156)
Swaps	Other deferred credits	7	(11)	(4)

Total		$1,444	$(623)	$821

December 31, 2012 Instrument	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Net Total
Swaps	Deferred charges and other assets	$132	$(126)	$6
Swaps	Other current liabilities	391	(2,467)	(2,076)
Swaps	Other deferred credits	233	(552)	(319)

Total		$756	$(3,145)	$(2,389)

The estimated fair values of the natural gas derivatives were determined using future natural gas index prices (as more fully described below). The Company has master netting arrangements with each counterparty that provide for the net settlement of all contracts through a single payment. As applicable, the Company has elected to reflect the net amounts in its balance sheets. The Company had no outstanding collateral associated with the Swaps during either period shown in the above table.

Pursuant to regulatory deferral accounting treatment for rate-regulated entities, Southwest records the unrealized gains and losses in fair value of the Swaps as a regulatory asset and/or liability. When the Swaps mature, Southwest reverses any prior positions held and records the settled position as an increase or decrease of purchased gas under the related purchased gas adjustment (“PGA”) mechanism in determining its deferred PGA balances. Neither changes in fair value, nor settled amounts, of Swaps have a direct effect on earnings or other comprehensive income.

The following table shows the amounts Southwest paid to and received from counterparties for settlements of matured Swaps.

	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
(Thousands of dollars)
Paid to counterparties	$3,148	$14,843	$17,283

Received from counterparties	$915	$634	$—

The following table details the regulatory assets/(liabilities) offsetting the derivatives at fair value in the Consolidated Balance Sheets (thousands of dollars).

December 31, 2013 Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(180)
Swaps	Other current liabilities	(801)
Swaps	Prepaids and other current assets	156
Swaps	Deferred charges and other assets	4

December 31, 2012 Instrument	Balance Sheet Location	Net Total
Swaps	Other deferred credits	$(6)
Swaps	Prepaids and other current assets	2,076
Swaps	Deferred charges and other assets	319

Fair Value Measurements.    The estimated fair values of Southwest’s Swaps were determined at December 31, 2013 and 2012 using New York Mercantile Exchange (“NYMEX”) futures settlement prices for delivery of natural gas at Henry Hub adjusted by the price of NYMEX ClearPort basis Swaps, which reflect the difference between the price of natural gas at a given delivery basin and the Henry Hub pricing points. These Level 2 inputs (inputs, other than quoted prices, for similar assets or liabilities) are observable in the marketplace throughout the full term of the Swaps, but have been credit-risk adjusted with no significant impact to the overall fair value measure.

The following table sets forth, by level within the three-level fair value hierarchy that ranks the inputs used to measure fair value by their reliability, the Company’s financial assets and liabilities that were accounted for at fair value (see Note 9 – Pension and Other Post Retirement Benefits for definitions of the levels of the fair value hierarchy):

Level 2 – Significant other observable inputs

	December 31, 2013	December 31, 2012
(Thousands of dollars)
Assets at fair value:
Prepaids and other current assets - Swaps	$801	$—
Deferred charges and other assets - Swaps	180	6
Liabilities at fair value:
Other current liabilities - Swaps	(156)	(2,076)
Other deferred credits - Swaps	(4)	(319)

Net Assets (Liabilities)	$821	$(2,389)

No financial assets or liabilities accounted for at fair value fell within Level 1 or Level 3 of the fair value hierarchy.